Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
BORROWINGS

NOTE 7 - BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2013	2012
	( In Thousands)
Securities sold under agreements to repurchase	$36,500	$28,697
Federal Home Loan Bank short-term borrowings	13,414	-

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2013	2012
	(Dollars In Thousands)
Average balance during the year	$30,832	$23,679
Average interest rate during the year	0.21%	0.22%
Maximum month-end balance during the year	$49,914	$32,386
Weighted average interest rate at the end of the year	0.21%	0.20%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $40,065,000 and $38,733,000 at December 31, 2013 and $29,219,000 and $29,680,000 at December 31, 2012 respectively,  were pledged as collateral for these agreements. The securities underlying the agreements were under the Company’s control.

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $142,405,000 which expires in May, 2014.  Borrowings under this line of credit at December 31, 2013 and 2012, were $13,414,000 and $0. The Company has a line of credit commitment available from Atlantic Community Bankers Bank for $7,000,000 which expires on June 30, 2014.  There were no borrowings under this line of credit at December 31, 2013 and 2012. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2013. There were no borrowings under this line of credit at December 31, 2013 and December 31, 2012.

Other borrowings consisted of the following at December 31, 2013 and 2012:

	2013	2012
	(In Thousands)

Notes with the FHLB:
Convertible note due May 2013 at 3.015%	$-	$5,000
Fixed rate note due July 2015 at 4.34%	7,301	7,487
Convertible note due January 2017 at 4.71%	10,000	10,000
Amortizing fixed rate borrowing due January 2018 at 0.91%	2,460	-
Amortizing fixed rate borrowing due December 2018 at 1.425%	4,000	-
	$23,761	$22,487

The convertible notes contain an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 17 to 22 basis points. If the notes are converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities of other borrowings at December 31, 2013 are as follows (in thousands):

2015	$7,301
2017	10,000
2018	6,460
$23,761

The Bank’s maximum borrowing capacity with the FHLB was $288,618,000 of which $36,874,000 was outstanding at December 31, 2013. Advances from the FHLB are secured by qualifying assets of the Bank.